Basis of Presentation and General Information, detail (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	14.00%	15.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	17.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	12.00%	10.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			19.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		10.00%